SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED
                                FUNDS/PORTFOLIOS:

                              ---------------------

DWS Balanced Fund                            DWS Gold & Precious Metals Fund             DWS New York Tax-Free Income Fund
DWS Blue Chip Fund                           DWS Growth & Income Fund                    DWS RREEF Global Infrastructure Fund
DWS California Tax-Free Income Fund          DWS Health Care Fund                        DWS RREEF Global Real Estate Securities
DWS Capital Growth Fund                      DWS High Income Plus Fund                      Fund
DWS Climate Change Fund                      DWS Inflation Protected Plus Fund           DWS RREEF Real Estate Securities Fund
DWS Commodity Securities Fund                DWS Intermediate Tax/AMT Free Fund          DWS Select Alternative Allocation Fund
DWS Core Fixed Income Fund                   DWS International Fund                      DWS S&P 500 Index Fund
DWS Core Plus Income Fund                    DWS International Value Opportunities Fund  DWS S&P 500 Plus Fund
DWS Disciplined Market Neutral Fund          DWS Large Cap Value Fund                    DWS Short Duration Fund
DWS Diversified International Equity Fund    DWS Large Company Growth Fund               DWS Short Duration Plus Fund
DWS Dreman Mid Cap Value Fund                DWS Latin America Equity Fund               DWS Short-Term Municipal Bond Fund
DWS Dreman Small Cap Value Fund              DWS LifeCompass 2015 Fund                   DWS Small Cap Core Fund
DWS Emerging Markets Equity Fund             DWS LifeCompass 2020 Fund                   DWS Small Cap Growth Fund
DWS Emerging Markets Fixed Income Fund       DWS LifeCompass 2030 Fund                   DWS Strategic Government Securities Fund
DWS Equity 500 Index Fund                    DWS LifeCompass 2040 Fund                   DWS Strategic High Yield Tax-Free Fund
DWS Europe Equity Fund                       DWS LifeCompass Protect 2017 Fund           DWS Strategic Income Fund
DWS Floating Rate Plus Fund                  DWS LifeCompass Retirement Fund             DWS Strategic Value Fund
DWS Global Bond Fund                         DWS Managed Municipal Bond Fund             DWS Technology Fund
DWS Global Opportunities Fund                DWS Mid Cap Growth Fund                     DWS U.S. Bond Index Fund
DWS Global Thematic Fund                     DWS Money Market Prime Series:
DWS GNMA Fund                                  DWS Cash Investment Trust Class S
-----------------------------------------------------------------------------------------------------------------------------------


Effective on or about August 1, 2009, the following information replaces similar disclosure under "Policies about transactions" in the "Policies You Should Know About" section of each fund's/portfolio's Class S prospectus:

An account maintenance fee of $6.25 per quarter (for a $25 annual fee) will be assessed on accounts whose balances fail to meet the minimum initial investment requirement for a period of 90 days prior to the assessment date. The quarterly assessment will occur on or about the 15th of the last month in each calendar quarter. Please note that the fee will be assessed on accounts that fall below the minimum for any reason, including due to market value fluctuations, redemptions or exchanges. The account maintenance fee does not apply to: (i) accounts with an automatic investment plan; (ii) accounts held in an omnibus account through a financial services firm; (iii) accounts maintained on behalf of participants in certain fee based and wrap programs offered through certain financial intermediaries approved by the Advisor; (iv) participant level accounts in group retirement plans held on the records of a retirement plan record keeper and (v) accounts held by shareholders who maintain $100,000 or more in aggregate assets in DWS fund shares.






               Please Retain This Supplement for Future Reference


July 31, 2009

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